Pensions and other post-retirement benefits - Fair value of assets held by the defined benefit plans (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [line items]
Property	$ 2,506	$ 2,447	$ 2,546
Cash	1,675	661	679
Otherf	3,231	1,143	1,602
Debt (repurchase agreements) used to fund liability driven investments	(4,278)	(5,664)	(6,485)
Asset recognized	32,790	31,441	34,816
Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	1,127	1,647	1,524
Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	126	175	157
Private equity
Disclosure of fair value of plan assets [line items]
Equity	2,781	2,868	3,038
Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	6,245	7,257	8,773
Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	10,898	11,190	13,265
Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	8,479	9,717	9,717
United Kingdom
Disclosure of fair value of plan assets [line items]
Property	2,487	2,344	2,437
Cash	574	416	453
Otherf	3,232	1,039	1,123
Debt (repurchase agreements) used to fund liability driven investments	(4,278)	(5,664)	(6,485)
Asset recognized	24,589	23,266	26,046
United Kingdom | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	725	963	862
United Kingdom | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	29	32	28
United Kingdom | Private equity
Disclosure of fair value of plan assets [line items]
Equity	1,871	1,916	2,022
United Kingdom | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	3,761	5,027	6,285
United Kingdom | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	10,805	11,105	13,177
United Kingdom | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	5,383	6,088	6,144
United Kingdom | Legal and General Annuity [Member]
Disclosure of fair value of plan assets [line items]
Otherf	2,159
US
Disclosure of fair value of plan assets [line items]
Property	0	0	0
Cash	83	67	59
Otherf	46	36	33
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	5,352	5,259	5,474
US | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	137	113	97
US | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	17	13	12
US | Private equity
Disclosure of fair value of plan assets [line items]
Equity	910	950	1,014
US | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	1,369	1,317	1,457
US | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
US | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	2,790	2,763	2,802
Eurozone
Disclosure of fair value of plan assets [line items]
Property	6	84	92
Cash	912	100	82
Other assets amount contributed to fair value of plan assets, including derivatives	(58)
Otherf		54	55
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	2,010	2,007	2,052
Eurozone | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	84	341	333
Eurozone | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	10	55	51
Eurozone | Private equity
Disclosure of fair value of plan assets [line items]
Equity	0	0	0
Eurozone | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	901	690	746
Eurozone | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	85	78	88
Eurozone | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	70	605	605
Other
Disclosure of fair value of plan assets [line items]
Property	13	19	17
Cash	106	78	85
Otherf	11	14	391
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	839	909	1,244
Other | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	181	230	232
Other | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	70	75	66
Other | Private equity
Disclosure of fair value of plan assets [line items]
Equity	0	2	2
Other | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	214	223	285
Other | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	8	7	0
Other | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	$ 236	261	166
Canada
Disclosure of fair value of plan assets [line items]
Otherf		$ 0	$ 374